INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
	$	$

Operating loss carry forward	10,631	11,128
Reserves and allowances	689	601

Net deferred tax assets before valuation allowance	11,320	11,729
Valuation allowance	(10,287)	(11,729)

Net deferred tax assets	1,033	-

Deferred income taxes consist of the following:
Domestic	5,632	6,892
Valuation allowance	(4,599)	(6,892)
Net deferred tax assets	1,033	-

Foreign	4,999	4,837
Valuation allowance	(4,999)	(4,837)

	-	-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2012	2011	2010
	$	$	$

Domestic	3,917	1,359	(1,275)
Foreign	(106)	(315)	(451)

	3,811	1,044	(1,726)

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2012	2011	2010
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	3,811	1,044	(1,726)
Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	953	251	(432)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(463)	(253)	486
Changes valuation allowance	(1,442)	-	-
Others	(54)	27	(4)

Actual income tax	(1,006)	25	50